Related Party Transactions - Terminal Use Agreements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended			42 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] bcf	Dec. 31, 2013 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] bcf	Dec. 31, 2012 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2011 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2013 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] bcf	Jun. 30, 2014 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] Maximum [Member]	Dec. 31, 2013 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] Maximum [Member]	Jun. 30, 2014 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] Minimum [Member]	Dec. 31, 2013 Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member] Minimum [Member]
Related Party Transaction [Line Items]
Regasification capacity, in Bcf/d			2.0	2.0			2.0
Related Party Transaction, Committed Annual Fee			$ 250.0	$ 250.0
Related Party Agreement Term			20 years	20 years
Related Party Transaction, Percentage Of Committed Monthly Payment								100.00%	100.00%	0.00%	0.00%
Portion of storage capacity reserved			41.00%	41.00%			41.00%
Terminal Use Agreement Maintenance Expense Including Affiliate	$ 14.8	$ 12.9		$ 26.6	$ 10.1	$ 0	$ 36.7